CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
CURRENT ASSETS:
Cash	$ 1,754,400	$ 318,200	$ 432,100
Accounts receivable (net of allowance for doubtful accounts of $1,200 and $1,200 as of September 30, 2016, and September 30, 2015, respectively)	7,200	5,100	11,800
Prepaid insurance	104,300	59,800	57,400
Prepaid common stock	368,300	808,000	39,000
Prepaid other assets	17,300	18,800	7,900
Total current assets	2,251,500	1,209,900	548,200
Furniture and equipment, net	90,700	9,500	1,700
Intangible assets	76,200	87,100	13,100
Other assets	11,700	13,600	4,100
TOTAL ASSETS	2,430,100	1,320,100	567,100
CURRENT LIABILITIES:
Accounts payable	720,000	426,600	852,000
Accrued liabilities	116,000	61,000	156,300
Accrued compensation	519,900	509,400	418,500
Accrued compensation - related parties	436,200	436,200	226,100
Accrued interest		3,900	103,600
Deferred revenue - grant funds	45,900	45,900	45,900
Current portion of note payable	58,000	56,300
Current portion of capital lease	1,200	1,200	2,400
Total current liabilities	1,897,200	1,540,500	1,804,800
LONG-TERM LIABILITIES
Secured convertible debt - related parties (net of discounts $0.00 and $209,900 as of September 30, 2016 and September 30, 2015, respectively)			2,240,100
Secured convertible debt - other (net of discounts $0.00 and $24,300 as of September 30, 2016, and September 30, 2015, respectively)			525,700
Derivative liability			833,000
Long term portion of note payable	2,000	31,400
Long term portion of capital lease	4,100	4,700
Total long-term liabilities	6,100	36,100	3,598,800
TOTAL LIABILITIES	1,903,300	1,576,600	5,403,600
STOCKHOLDERS' DEFICIT:
Common stock	2,500	1,900	500
Additional paid-in capital	71,950,300	68,275,400	57,755,900
Accumulated deficit	(71,426,000)	(68,533,800)	(62,592,900)
Total stockholders' equity (deficit)	526,800	(256,500)	(4,836,500)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY DEFICIT	$ 2,430,100	$ 1,320,100	$ 567,100